Schedule of the Effect of Share-based Compensation on the Statements of Operations (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expenses	$ 87	$ 79	$ 221	$ 245	$ 623	$ 617	$ 1,491
Research and Development Arrangement [Member]
Share-based compensation expenses	37	(39)	79	22	158	401	407
General and Administrative [Member]
Share-based compensation expenses	$ 50	$ 118	$ 142	$ 223	$ 465	$ 216	$ 1,084